SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS

DWS Enhanced Emerging Markets Fixed Income Fund DWS Enhanced Global Bond Fund DWS Ultra–Short Duration Fund

The last sentence of the first paragraph of each Fund’s Summary Prospectus is deleted and replaced with the following:

The prospectus, dated April 15, 2011, supplemented June 3, 2011, and as may be further supplemented from time to time, and SAI, dated April 15, 2011, supplemented April 20, 2011, and as may be further supplemented from time to time, are incorporated by reference into this Summary Prospectus.

Please Retain This Supplement for Future Reference

June 3, 2011
PROSTKR-92